Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,579,225)	$ (2,469,950)	$ (3,980,820)	$ (4,142,666)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities
Depreciation and Amortization	16,062	23,806	31,805	19,753
Stock Compensation Expense		25,600	122,600	104,600
Common Stock Warrants Issued for Services				2,700
Common Stock for Services	67,500	90,000	90,000	138,546
Loss from Iveda Phils Joint Venture				180,000
Changes in operating assets and liabilities
Accounts Receivable	(46,451)	(1,872,233)	(996,586)	930,803
Deferred Cost of Goods	269,559		(507,308)
Right of Use Asset	23,405
Inventory	(99,396)	(971,616)	176,395	199,124
Other Current Assets	96,950	(113,064)	528	(66,995)
Other Assets	(272)	208,762	203,693	(175,592)
Increase (Decrease) in Accounts and Other Payables	(507,956)	1,548,762	439,945	(523,633)
Lease Liability	(15,256)
Net Cash Used in Operating Activities	(1,775,080)	(3,529,933)	(4,419,748)	(3,333,360)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment			(2,608)	(85,593)
Investment in Iveda Phils Joint Venture				(180,000)
Net Cash Used in Investing Activities		(2,615)	(2,608)	(265,593)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Short-Term Debt	72,629		78,254	(47,554)
Payments on Short-Term Debt, net	(335,520)	(53,135)
Proceeds from (Payments on) Long-Term Debt	(60,506)	541,449	498,195	(251,498)
Common Stock Issued, Net of Cost of Financing	2,706,346	1,830,770	1,683,970	1,322,885
Net Cash Provided by Financing Activities	2,382,949	2,319,084	2,260,419	1,023,833
EFFECT OF EXCHANGE RATE CHANGES ON CASH	65,107	(25,607)	(48,045)	1,780
NET DECREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	672,976	(1,239,071)	(2,209,982)	(2,573,340)
Cash, Restricted Cash and Cash Equivalents- Beginning of Period	2,658,300	4,868,282	4,868,282	7,441,622
CASH, RESTRICTED CASH AND CASH EQUIVALENTS - END OF PERIOD	3,331,276	3,629,211	2,658,300	4,868,282
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest Paid	14,732	15,355	15,316	9,793
Income Tax Paid	12,434	36,942	$ 38,544	$ 28,779
Purchase of Property and Equipment		(2,615)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Present Value of Right of Use Asset and Lease Obligations on New Lease	$ 182,668